Stock-based compensation - Reconciliation of Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	6,796,039	7,557,574
Granted (in shares) | shares	7,920,684	2,183,108
Assumed through business combination (in shares) | shares	0	1,226,214
Exercised (in shares) | shares	(1,061,359)	(2,951,034)
Forfeited (in shares) | shares	(1,832,054)	(1,219,823)
Outstanding - End of fiscal year (in shares) | shares	11,823,310	6,796,039
Exercisable - End of fiscal year (in shares) | shares	2,600,818	1,523,685
Weighted average exercise price, options outstanding, beginning of year, after foreign exchange adjustment (in USD per share) | $ / shares		$ 24.56
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 24.48	15.38
Weighted average exercise price, options granted (in USD per share) | $ / shares	49.47	41.55
Weighted average exercise price, options assumed in business combination (in USD per share) | $ / shares	0	6.40
Weighted average exercise price, options exercised (in USD per share) | $ / shares	16.48	7.12
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	47.84	22.48
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	38.37	24.48
Weighted average exercisable price, options expired (in USD per share) | $ / shares	$ 23.05	$ 17.40
Share options conditional to share price
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares) | shares	2,500,000